Borrowings - Schedule of Current and Non-Borrowings (Details) (Parenthetical) (Detail) - Senior secured notes 6.0%, due 2020 [member]	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.00%
Borrowings, maturity	2020